CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 576,961	$ 743,530	$ 759,744
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	384,377	335,852	312,288
Charges attributable to exit activities, net of settlements	121,971	0	0
Impairment of goodwill	0	10,255	0
Gain on sale of discontinued operations	0	(13,517)	0
Equity earnings from investments	(110,517)	(123,024)	(127,246)
Distributions received from unconsolidated affiliates	106,364	120,442	132,741
Deferred income taxes	151,515	229,398	256,688
Share-based compensation expense	46,194	36,692	66,371
Pension and other postretirement benefit expense, net of contributions	56,600	(57,073)	(29,863)
Allowance for equity funds used during construction	(30,522)	(13,648)	(2,335)
Loss (gain) on sale of assets	(11,881)	(6,736)	963
Other	(5,656)	27,982	(1,471)
Changes in assets and liabilities:
Accounts receivable	(189,809)	(14,774)	(55,861)
Natural gas and natural gas liquids in storage	99,937	33,343	65,845
Accounts payable	165,076	(30,981)	102,621
Commodity imbalances, net	(52,233)	43,471	(54,886)
Energy marketing and risk management assets and liabilities	25,072	(174,953)	(31,999)
Other assets and liabilities	(38,682)	(162,264)	(37,434)
Cash provided by operating activities	1,294,767	983,995	1,356,166
Investing Activities
Capital expenditures (less allowance for equity funds used during construction)	2,256,585	1,866,153	1,336,067
Acquisitions	(394,889)	0	0
Proceeds from sale of discontinued operations, net of cash sold	0	32,946	0
Contributions to unconsolidated affiliates	(35,308)	(30,768)	(64,491)
Distributions received from unconsolidated affiliates	31,134	35,299	23,644
Proceeds from sale of assets	13,617	12,240	1,288
Other	0	2,237	4,000
Cash used in investing activities	(2,642,031)	(1,814,199)	(1,371,626)
Financing Activities
Borrowing (repayment) of notes payable, net	(252,708)	(24,812)	285,127
Issuance of debt, net of discounts	1,247,822	1,994,693	1,295,450
Long-term debt financing costs	(10,246)	(15,036)	(10,986)
Repayment of debt	(7,868)	(361,464)	(727,562)
Repurchase of common stock	0	(150,000)	(300,108)
Issuance of common stock	20,602	15,969	17,906
Issuance of common units, net of issuance costs	583,929	459,587	0
Dividends paid	(304,742)	(261,969)	(227,020)
Distributions to noncontrolling interests	(374,142)	(324,906)	(277,375)
Excess tax benefit from stock-based awards	10,312	6,948	3,806
Cash provided by financing activities	912,959	1,339,010	59,238
Change in cash and cash equivalents	(434,305)	508,806	43,778
Change in cash and cash equivalents included in discontinued operations	2,848	11,532	(13,284)
Change in cash and cash equivalents from continuing operations	(431,457)	520,338	30,494
Cash and cash equivalents at beginning of period	577,022	56,684	26,190
Cash and cash equivalents at end of period	145,565	577,022	56,684
Supplemental cash flow information:
Cash paid for interest, net of amounts capitalized	294,240	439,398	278,162
Cash paid (refunds received) for income taxes	$ (16,640)	$ 872	$ (68,696)